BANK DEBT (Financial Covenants for Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2009
Debt Instrument Restrictive Convenants [Line Items]
Amount of minimum cash reserve required under initial bank agreement's financial covenants				$ 20,000
Additional Covenants
Available and accessible cash reserves at an aggregate amount	15,000
Aggregate Amount Of Quarterly Accounts Receivable	20,000
Total future cash payments specified under new bank loan agreement				136,522
Carring amount of the bank debt following the changes in the 2009 amendment				128,723
Effective annual interest rate on debt instrument	1.17%	0.92%	0.95%
Annual principal payments made on debt instruments	15,133	10,000
Interest payments made on debt instrument	4,055	3,373
Portion of interest expense paid during the year relating to new effective interest rate on debt instrument and recorded as interest expenses in the financial expenses	1,250	1,070
Revolving credit facility [Member]
Additional Covenants
Revolving credit facility amount	5,000
Revolving credit facility, expiration date	Dec. 31, 2013
Revolving credit facility, interest rate beyond LIBOR	5.50%
2012 Financial Covenants Letter [Member]
Total Debt to EBITDA Ratio
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2012 and ending on the first quarter of 2013			5
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2013 and ending on the first quarter of 2014			4
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2014 until the loan is repaid in full			3.5
Interest Coverage Ratio
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the second quarter of 2012			1
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2012 and ending on the first quarter of 2013			1.5
The total Interest Coverage ratio required under debt agreement commencing as of the second quarter of 2013 until the loan is repaid in full			2
2006 Restructuring Agreement [Member]
Total Debt to EBITDA Ratio
The total Debt to EBITDA ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the first quarter of 2012			6.5
Additional Covenants
Total future cash payments specified under new bank loan agreement			30,000